Derivative Financial Instruments and Hedge Accounting - Summary Of Derivative Financial Instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Fair value hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		₩ 14,692,854	₩ 10,615,352
Assets		222,825	129,726
Liabilities		130,864	93,108
Changes in fair value		(130,695)	(207,934)
Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		7,832,540	7,608,514
Assets		239,138	59,102
Liabilities		155,114	70,863
Changes in fair value		69,151	96,491
Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,453,591	1,364,863
Assets		0	0
Liabilities		1,372,274	1,281,725
Changes in fair value		(104,021)	(88,729)
Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		612,301,933	549,312,247
Assets		8,984,171	3,532,542
Liabilities		9,209,537	3,509,789
Debentures in foreign currencies | Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,361,080	1,273,227
Assets		0	0
Liabilities		1,361,080	1,273,227
Changes in fair value		(87,853)	(80,235)
Forwards | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		8,261,663	4,037,717
Assets		821,603	140,126
Liabilities		431,002	126,610
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	4,450,505	6,479,692
Assets	[1]	765	1,903
Liabilities	[1]	256	2,464
Swaps | Fair value hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		13,290,183	8,910,139
Assets		186,258	127,290
Liabilities		104,856	38,253
Changes in fair value		(1,244)	(33,227)
Swaps | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		3,231,288	4,553,250
Assets		101,975	12,575
Liabilities		124	9,532
Changes in fair value		111,902	36,164
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		359,581,194	334,721,395
Assets		859,670	354,686
Liabilities		694,713	397,046
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		10,508,000	12,547,000
Assets		274,596	176,274
Liabilities		272,284	199,567
Interest rate | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		382,801,362	357,785,804
Assets		1,956,634	672,989
Liabilities		1,398,255	725,687
Swaps | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		3,521,600	3,055,264
Assets		116,961	46,527
Liabilities		98,237	61,331
Changes in fair value		(6,379)	60,327
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		91,646,725	65,028,025
Assets		3,525,458	1,082,873
Liabilities		4,049,390	1,331,597
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		6,649,735	5,207,198
Assets		377,840	322,888
Liabilities		492,275	132,619
Commodity | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		160,077	6,370
Assets		2,857	43
Liabilities		1,826	82
Others | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,003,301	1,695,540
Assets		41,859	20,904
Liabilities		313,917	117,629
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		3,006,114	2,602,382
Assets		32,860	18,979
Liabilities		17,468	7,409
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		131,500	0
Assets		887	0
Liabilities		885	0
Stock and index | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		15,735,752	14,437,866
Assets		583,606	432,564
Liabilities		941,173	380,520
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	413,960	361,791
Assets	[1]	36	464
Liabilities	[1]	2,364	877
Forwards | Fair value hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,402,671	1,705,213
Assets		36,567	2,436
Liabilities		26,008	54,855
Changes in fair value		(129,451)	(174,707)
Forwards | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,079,652
Assets		20,202
Liabilities		56,753
Changes in fair value		(36,372)
Forwards | Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		92,511	91,636
Assets		0	0
Liabilities		11,194	8,498
Changes in fair value		(16,168)	(8,494)
Forwards | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		115,682,577	105,509,405
Assets		2,813,603	1,296,083
Liabilities		2,472,119	934,944
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,852,065	1,885,064
Assets		27,258	7,643
Liabilities		13,025	11,044
Currency | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		209,595,327	172,784,285
Assets		6,366,355	2,387,063
Liabilities		6,536,898	2,278,462
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	1,828,302	1,612,965
Assets	[1]	37,455	14,338
Liabilities	[1]	89,624	6,530
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		7,257,715	7,617,703
Assets		168,311	95,338
Liabilities		359,274	241,371
Credit | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		3,006,114	2,602,382
Assets		32,860	18,979
Liabilities		17,468	7,409
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	28,577	6,370
Assets	[1]	1,970	43
Liabilities	[1]	₩ 941	₩ 82

[1]	Gains or losses arising from some daily mark-to-market futures are reflected in the margin accounts.